Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com
Diane E. Ambler 202.778.9886 Fax: 202.778.9100 diane.ambler@klgates.com

September 23, 2015

EDGAR FILING

United States Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan Life Insurance Company

Form S-3 Registration Statement

File No. 333-

Dear Sir or Madam:

On behalf of Metropolitan Life Insurance Company (“MetLife”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the “Registration Statement”) with respect to MetLife Shield Level Selector 3-Year Annuity (the “Contract”), a single premium deferred index-linked separate account annuity contract that includes shield options which permit contract owners to potentially receive interest equal to percentage returns of certain indices up to a cap rate or step rate with some downside protection against decreases in index value. The Contract is not a variable annuity and is not issued by a separate account and therefore cannot be registered on Form N-4.

The Registration Statement will only be available in New York State and is very similar to the MetLife Shield Level Selector Annuity issued by MetLife (see SEC File No. 333-200996).

The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MetLife intends to file a pre-effective amendment this fall to (i) provide the requisite financial statements and consents and (ii) address any comments raised by the Commission staff.

This transmission contains conformed signature pages, the manually signed originals of which are maintained at MetLife’s offices. Please contact András P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions comments.

Sincerely,

/s/ Diane E. Ambler

Diane E. Ambler

Enclosure

cc	Sonny Oh, SEC